Fees Summary	Aug. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 983,000
Previously Paid Amount	0.00
Total Fee Amount	145.09
Total Offset Amount	0.00
Net Fee	145.09
Narrative - Max Aggregate Offering Price	$ 983,000
Final Prospectus	true